Taxation (Details) - Schedule of reconciliations of the income tax expenses - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Schedule of Reconciliations of the Income Tax Expenses [Abstract]
Loss before income tax		$ (19,764)	$ (46,084)		$ (63,230)
Income tax computed at statutory PRC income tax rate (25%)	[1]	(4,941)	(11,521)		(15,808)
Differential income tax rates applicable to certain entities comprising the Group		1,791	4,061		13,121
Effect of tax holiday		469	1,786		824
Permanent differences		2,100	1,826	[2]	451	[2]
Change in valuation allowance		1,569	5,405		2,735
Accelerated deductions on research and development expenses(iii)	[3]	(827)	(1,313)		(1,138)
Income tax expenses		$ 161	$ 244		$ 185

[1]	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in the PRC.
[2]	Permanent differences primarily represent non-deductible expenses.
[3]	This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC. This tax incentive enables those subsidiaries to claim an additional tax deduction amounting to 75% of the qualified research and development expenses incurred.